RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2014
Notes to Financial Statements
NOTE 13. RELATED PARTY TRANSACTIONS

The Company sourced some of its funding from its CEO and director - Mr. Lee, CEO and Dr. Ford Moore. Interest accrued on all loans outstanding to Mr. Lee and Dr. Moore totaled $30,445 as of September 30, 2014. The total loan amounts including accrued interest owing to Mr. Lee as of September 30, 2014, 2013, and 2012 were $79,699, $70,922, and $76,194, and owing to Dr. Moore as of September 30, 2014 were $20,047.